Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000125239 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000125239 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125239 | 204166102 | CommVault Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125239 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125239 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125239 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125239 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125239 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125239 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125239 | 533900106 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125239 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125239 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125239 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125239 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125239 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125239 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000125239 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125239 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000125239 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000125239 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000125239 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	83.70%
C000125239 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.30%
C000125240 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000125240 | 303250104 | Fair Isaac Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125240 | 204166102 | CommVault Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125240 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125240 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125240 | 00847J105 | Agilysys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125240 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125240 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125240 | 05550J101 | BJ's Wholesale Club Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125240 | 533900106 | Lincoln Electric Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125240 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125240 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125240 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125240 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125240 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125240 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000125240 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125240 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000125240 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000125240 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000125240 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	83.70%
C000125240 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.30%